CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS
Net loss	$ (10,939)	$ (5,268)	$ (1,729)
Other comprehensive income (loss) items that will not be carried to the statements of operations
Actuarial gains (losses) of defined benefit plan, net of tax	19	(94)	166
Total other comprehensive income (loss) for the year that will not be carried to the statements of operations, net of tax	19	(94)	166
Other comprehensive loss items that after initial recognition in comprehensive loss, were or will be carried to the statements of operations
Net change in fair value of marketable securities through other comprehensive loss, net of tax that was transferred to the statements of operations			(113)
Total other comprehensive loss items that after initial recognition in comprehensive loss, were or will be carried to the statements of operations, net of tax			(113)
Other total comprehensive income (loss)	19	(94)	53
Total comprehensive loss	$ (10,920)	$ (5,362)	$ (1,676)